Income taxes: - Unrecognized deferred tax assets and investment tax credits (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Federal
Disclosure of temporary difference, unused tax losses and unused tax credits
Research and development expenses, without time limitation	$ 22,243	$ 12,576
Federal research and development investment tax credits	2,497	1,707
Tax losses carried forward	117,130	56,975
Capital losses	11,234	11,149
Other deductible temporary differences, without time limitation	11,468	9,453
Federal | 2032
Disclosure of temporary difference, unused tax losses and unused tax credits
Tax losses carried forward	268	266
Federal | 2033
Disclosure of temporary difference, unused tax losses and unused tax credits
Tax losses carried forward	708	702
Federal | 2034
Disclosure of temporary difference, unused tax losses and unused tax credits
Tax losses carried forward	650	645
Federal | 2035
Disclosure of temporary difference, unused tax losses and unused tax credits
Tax losses carried forward	883	876
Federal | 2036
Disclosure of temporary difference, unused tax losses and unused tax credits
Tax losses carried forward	904	898
Federal | 2037
Disclosure of temporary difference, unused tax losses and unused tax credits
Federal research and development investment tax credits	245	243
Tax losses carried forward	1,781	1,768
Federal | 2038
Disclosure of temporary difference, unused tax losses and unused tax credits
Federal research and development investment tax credits	367	365
Tax losses carried forward	3,976	3,946
Federal | 2039
Disclosure of temporary difference, unused tax losses and unused tax credits
Federal research and development investment tax credits	396	393
Tax losses carried forward	23,340	23,163
Federal | 2040
Disclosure of temporary difference, unused tax losses and unused tax credits
Federal research and development investment tax credits	726	706
Tax losses carried forward	25,766	24,711
Federal | 2041
Disclosure of temporary difference, unused tax losses and unused tax credits
Federal research and development investment tax credits	763
Tax losses carried forward	58,854
Provincial
Disclosure of temporary difference, unused tax losses and unused tax credits
Research and development expenses, without time limitation	22,872	12,975
Tax losses carried forward	116,716	56,781
Capital losses	11,234	11,149
Other deductible temporary differences, without time limitation	11,468	9,453
Provincial | 2032
Disclosure of temporary difference, unused tax losses and unused tax credits
Tax losses carried forward	167	166
Provincial | 2033
Disclosure of temporary difference, unused tax losses and unused tax credits
Tax losses carried forward	908	901
Provincial | 2034
Disclosure of temporary difference, unused tax losses and unused tax credits
Tax losses carried forward	650	645
Provincial | 2035
Disclosure of temporary difference, unused tax losses and unused tax credits
Tax losses carried forward	883	876
Provincial | 2036
Disclosure of temporary difference, unused tax losses and unused tax credits
Tax losses carried forward	904	898
Provincial | 2037
Disclosure of temporary difference, unused tax losses and unused tax credits
Tax losses carried forward	1,959	1,944
Provincial | 2038
Disclosure of temporary difference, unused tax losses and unused tax credits
Tax losses carried forward	3,865	3,836
Provincial | 2039
Disclosure of temporary difference, unused tax losses and unused tax credits
Tax losses carried forward	23,191	23,015
Provincial | 2040
Disclosure of temporary difference, unused tax losses and unused tax credits
Tax losses carried forward	25,596	$ 24,500
Provincial | 2041
Disclosure of temporary difference, unused tax losses and unused tax credits
Tax losses carried forward	$ 58,593